SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accounts Receivable Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 4,440	$ 2,601	$ 2,424
Additions Charged to Costs and Expenses	48,954	39,481	38,963
Deductions	(48,765)	(37,642)	(38,786)
Ending Balance	$ 4,629	$ 4,440	$ 2,601